Business Combinations (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 32,532	$ 38,754	$ 32,532	$ 4,541	$ 3,989
Inventories	1,409
Property and equipment		12,425		9,680
Accounts payable	5,266	2,809		3,435
Goodwill	158,451	$ 16,281		$ 16,281
Parent [Member]
Cash and cash equivalents	1,601
Accounts receivable	5,602
Inventories	1,382
Prepaid expenses and other current assets	636
Property and equipment	250
Capitalized software costs	871
Intangible assets	41,740
Deposits and other assets	285
Accounts payable	(2,831)
Accrued expenses	(1,247)
Deferred tax liability	(343)
Identifiable assets acquired and liabilities assumed, net	47,946
Goodwill	$ 142,170